Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
OPERATING ACTIVITIES
Net income	$ 9,612	$ 15,996	$ 12,026
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	3,396	2,877	2,462
Amortization of intangible assets	17,999	14,202	11,996
Amortization of unearned compensation			11
Stock-based compensation expense (Note 16)	2,523	1,278	1,213
Deferred tax expense	2,353	(853)	1,926
Accounts receivable
Trade	3,650	(1,697)	(460)
Other	2,164	(183)	(822)
Prepaid expenses and other	91	(379)	(619)
Inventory	(535)	(343)	75
Accounts payable	146	873	(1,065)
Accrued liabilities	2,051	(736)	(1,682)
Income taxes payable	596	451	99
Deferred revenue	(1,432)	(1,342)	(1,430)
Cash provided by operating activities	42,614	30,340	23,926
INVESTING ACTIVITIES
Additions to capital assets	(2,385)	(3,496)	(4,734)
Settlement of acquisition earn-out (Note 4)		(590)
Acquisition of subsidiaries, net of cash acquired and bank indebtedness assumed (Note 4)	(58,737)	(54,155)	(21,281)
Cash used in investing activities	(61,122)	(58,241)	(26,015)
FINANCING ACTIVITIES
Proceeds from borrowing on the debt facility	46,262
Payment of debt issuance costs	(692)
Repayments of debt and other financial liabilities	(3,722)	(77)	(4,342)
Issuance of common shares for cash	3,633	704	1,775
Settlement of stock options (Note 16)	(1,361)	(1,525)
Cash provided by (used in) financing activities	44,120	(898)	(2,567)
Effect of foreign exchange rate changes on cash and cash equivalents	(545)	890	559
Increase (decrease) in cash and cash equivalents	25,067	(27,909)	(4,097)
Cash and cash equivalents, beginning of year	37,638	65,547	69,644
Cash and cash equivalents, end of year	62,705	37,638	65,547
Supplemental disclosure of cash flow information:
Cash paid during the year for interest	406	46	9
Cash paid during the year for income taxes	$ 1,762	$ 1,149	$ 727